DERIVATIVE FINANCIAL INSTRUMENTS - Balance Sheet Location (Details) - USD ($) $ in Thousands	Jan. 02, 2022	Jan. 03, 2021
Derivatives, Fair Value [Line Items]
Derivative asset, current	$ 3,526	$ 1,997
Derivative liability, current	536	2,971
Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative asset, current	2,892	328
Derivative liability, current
Not Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative asset, current	3,526	1,997
Derivative liability, current	536	2,971
Prepaid expenses and other current assets | Foreign currency forward option contracts | Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative asset, current	2,878	328
Prepaid expenses and other current assets | Foreign currency forward exchange contracts | Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative asset, current	14	0
Prepaid expenses and other current assets | Foreign currency forward exchange contracts | Not Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative asset, current	634	1,669
Accrued liabilities | Foreign currency forward option contracts | Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative liability, current	536	2,814
Accrued liabilities | Foreign currency forward exchange contracts | Not Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative liability, current	$ 0	$ 157